The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%

	Shares	Value

BRAZIL — 13.9%
Atacadao	2,723,300	$7,319,473
Banco Bradesco	9,858,940	25,082,760
Banco do Brasil	1,089,600	12,313,779
Lojas Renner	2,975,400	10,043,769
Petroleo Brasileiro ADR	1,063,529	16,176,276
Sendas Distribuidora S	3,440,500	10,166,330
Suzano	816,800	10,419,680
		91,522,067

CHINA — 31.7%
Alibaba Group Holding	503,300	4,517,347
Alibaba Group Holding ADR	311,877	22,567,420
Baidu ADR *	72,162	7,597,215
Bank of China, Cl A	7,903,630	4,789,781
China Merchants Port Holdings	5,856,653	7,026,278
China Overseas Land & Investment	9,584,969	13,789,208
China Resources Power Holdings	5,442,000	12,696,076
Gree Electric Appliances of Zhuhai, Cl A	4,345,100	23,566,807
Hengli Petrochemical, Cl A *	7,042,899	13,350,174
Industrial & Commercial Bank of China, Cl A	15,371,900	11,166,106
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,042,500	14,222,236
Kunlun Energy	6,020,037	5,022,530
PICC Property & Casualty, Cl H	4,588,000	6,049,414
Ping An Insurance Group of China, Cl A	2,473,400	13,925,056
Shanghai Mechanical and Electrical Industry, Cl A	3,909,614	6,437,182
Suofeiya Home Collection, Cl A	3,711,390	7,908,101
Tencent Holdings	487,300	18,914,480
Trip.com Group ADR *	251,144	11,022,710
Weibo ADR	403,370	3,666,633
		208,234,754

CZECH REPUBLIC — 0.0%
Komercni Banka	2,179	78,040

HONG KONG — 3.5%
Melco Resorts & Entertainment ADR *	1,338,151	9,648,069
WH Group	20,640,306	13,607,428
		23,255,497

HUNGARY — 1.5%
OTP Bank Nyrt	211,373	9,728,460

INDIA — 4.1%
HDFC Bank	741,127	12,866,255
Hindalco Industries	785,977	5,279,741
Manappuram Finance	4,143,995	8,603,252
		26,749,248

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value

MACAO — 2.5%
Galaxy Entertainment Group	1,185,000	$5,950,057
Sands China *	3,750,800	10,566,781
		16,516,838

PERU — 1.6%
Credicorp	60,993	10,334,044

RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 5.8%
Absa Group	513,918	4,019,360
MTN Group	3,694,219	18,283,848
Naspers, Cl N	90,652	16,070,149
		38,373,357

SOUTH KOREA — 14.0%
DB Insurance	122,162	8,738,496
Hana Financial Group	185,145	8,100,308
Hyundai Mobis	38,418	7,462,438
KB Financial Group	142,479	7,440,129
Samsung Electronics	396,913	23,822,151
SK Hynix	237,478	31,434,414
WONIK IPS *	179,917	4,877,973
		91,875,909

TAIWAN — 9.8%
Chailease Holding	1,960,000	10,503,226
Taiwan Semiconductor Manufacturing	592,000	14,224,944
Taiwan Semiconductor Manufacturing ADR	176,350	23,992,418
Yageo	610,813	11,336,976
Zhen Ding Technology Holding	1,119,000	4,370,616
		64,428,180

THAILAND — 3.5%
CP ALL	4,754,400	7,101,468
Kasikornbank	2,464,200	8,374,397
SCB X	2,378,400	7,430,972
		22,906,837

UNITED STATES — 2.7%
JBS	1,972,500	8,424,243
Las Vegas Sands	173,292	8,959,197
		17,383,440

TOTAL COMMON STOCK (Cost $581,999,222)		621,386,671

TOTAL INVESTMENTS— 94.6% (Cost $581,999,222)		$621,386,671

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS VALUE FUND MARCH 31, 2024 (UNAUDITED)

Percentages are based on Net Assets of $657,075,817.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

ARG-QH-001-0600

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%

	Shares	Value

AUSTRALIA — 1.6%
QBE Insurance Group	41,901	$495,035
South32	147,820	288,980
		784,015

BRAZIL — 3.8%
Banco Bradesco ADR	98,436	281,527
Banco do Brasil	6,500	73,458
Lojas Renner	452,800	1,528,473
		1,883,458

CANADA — 5.1%
Great-West Lifeco	14,484	463,214
Nutrien	27,597	1,499,290
Suncor Energy	14,100	520,364
		2,482,868

CHINA — 12.0%
Alibaba Group Holding	1,800	16,156
Alibaba Group Holding ADR	18,538	1,341,410
China Overseas Land & Investment	285,804	411,166
Gree Electric Appliances of Zhuhai, Cl A	273,600	1,483,942
NXP Semiconductors	2,021	500,743
Ping An Insurance Group of China, Cl H	160,500	677,730
Tencent Holdings	24,600	954,845
Trip.com Group ADR *	11,801	517,946
		5,903,938

FINLAND — 1.9%
Nokia	255,353	906,633

FRANCE — 9.7%
Accor	33,951	1,585,999
Airbus	5,631	1,037,128
Bouygues	12,725	519,346
Kering	2,049	809,842
Societe Generale	18,660	499,460
Teleperformance	3,336	324,203
		4,775,978

GERMANY — 1.7%
BASF	13,955	796,883
Fresenius & KGaA	1,982	53,457
		850,340

HONG KONG — 3.3%
CK Asset Holdings	4,500	18,513
Melco Resorts & Entertainment ADR *	5,371	38,725
Prudential	164,636	1,543,917

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Sun Hung Kai Properties	2,000	$19,280
WH Group	13	8
		1,620,443

INDIA — 0.9%
HDFC Bank ADR	8,118	454,365

IRELAND — 2.1%
Smurfit Kappa Group	22,738	1,036,924

ITALY — 1.1%
Leonardo	22,145	556,187

JAPAN — 14.2%
ITOCHU	11,100	473,975
Japan Airlines	36,000	682,758
Kobe Steel	68,200	920,867
Marubeni	28,100	484,575
Nidec	29,700	1,221,118
Nitori Holdings	40	6,030
Nomura Holdings	82,600	526,113
Olympus	31,600	453,710
SoftBank Group	8,300	491,377
Subaru	40,300	912,061
Sumitomo Realty & Development	8,500	315,339
Toray Industries	97,400	466,861
		6,954,784

LUXEMBOURG — 1.4%
ArcelorMittal	24,898	683,754

MACAO — 1.3%
Galaxy Entertainment Group	82,000	411,734
Sands China *	77,600	218,615
		630,349

NETHERLANDS — 3.4%
ABN AMRO Bank GDR	22,188	379,411
Aegon	156,627	954,723
Shell	10,359	343,208
		1,677,342

NORWAY — 2.9%
Aker BP	1,405	35,239
Equinor	52,388	1,404,753
		1,439,992

SOUTH KOREA — 4.0%
Hyundai Mobis	2,322	451,033
KB Financial Group ADR	1,624	84,562
Samsung Electronics	7,998	480,028
Shinhan Financial Group	12,457	436,747

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
SK Hynix	4,010	$530,794
		1,983,164

SPAIN — 4.5%
Banco Bilbao Vizcaya Argentaria	90,501	1,077,916
Banco Santander	229,088	1,117,499
		2,195,415

SWEDEN — 0.9%
Boliden	16,565	460,010

SWITZERLAND — 3.9%
Novartis	8,990	870,939
Sandoz Group *	125	3,771
UBS Group	32,871	1,011,079
		1,885,789

UNITED KINGDOM — 5.0%
Berkeley Group Holdings	363	21,799
BP	74,683	467,252
easyJet	2,079	14,978
HSBC Holdings	117,327	916,640
Kingfisher	23,023	72,472
Lloyds Banking Group	166,825	108,985
Taylor Wimpey	380,430	658,058
Whitbread	4,711	197,050
		2,457,234

UNITED STATES — 9.1%
GSK	54,672	1,179,005
JBS	99,700	425,803
Las Vegas Sands	33,345	1,723,937
Tenaris	56,737	1,121,078
		4,449,823

TOTAL COMMON STOCK (Cost $43,311,686)		46,072,805

PREFERRED STOCK — 4.6%

BRAZIL — 3.6%
Gerdau (A)	213,390	944,542
Petroleo Brasileiro (A)	108,400	810,504
		1,755,046

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value

GERMANY — 1.0%
Henkel & KGaA (A)	5,929	$476,541

TOTAL PREFERRED STOCK (Cost $2,173,647)		2,231,587

TOTAL INVESTMENTS— 98.4% (Cost $45,485,333)		$48,304,392

Percentages are based on Net Assets of $49,097,546.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

ARG-QH-001-0600

The Advisors’ Inner Circle Fund III	ARGA VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.1%

	Shares	Value

COMMUNICATION SERVICES — 7.0%
Comcast, Cl A	428	$18,554
Liberty Global, Cl A *	1,376	23,282
Walt Disney	355	43,438

		85,274

CONSUMER DISCRETIONARY — 22.3%
Las Vegas Sands	840	43,428
Lear	185	26,803
Mohawk Industries *	345	45,157
Newell Brands	1,895	15,217
PVH	374	52,588
Signet Jewelers	332	33,223
Tapestry	1,204	57,166

		273,582

CONSUMER STAPLES — 4.3%
Target	159	28,176
Tyson Foods, Cl A	423	24,843

		53,019

ENERGY — 10.9%
EQT	328	12,159
Helmerich & Payne	886	37,265
Occidental Petroleum	379	24,631
PBF Energy, Cl A	236	13,586
Petroleo Brasileiro ADR	1,283	19,514
Phillips 66	158	25,808

		132,963

FINANCIALS — 20.7%
American International Group	342	26,734
Bank of America	1,028	38,982
Citigroup	697	44,078
Goldman Sachs Group	59	24,644
Invesco	1,105	18,332
MetLife	316	23,419
RenaissanceRe Holdings	36	8,461
SLM	703	15,319
Travelers	124	28,537
Wells Fargo	442	25,618

		254,124

HEALTH CARE — 11.4%
AbbVie	135	24,583
Baxter International	560	23,935
CVS Health	280	22,333

The Advisors’ Inner Circle Fund III	ARGA VALUE FUND MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Elevance Health	22	$11,408
Gilead Sciences	521	38,163
Medtronic	121	10,545
Perrigo	281	9,045

		140,012

INDUSTRIALS — 4.5%
Genpact	256	8,435
Stanley Black & Decker	257	25,168
WESCO International	123	21,068

		54,671

INFORMATION TECHNOLOGY — 10.0%
Arrow Electronics *	236	30,553
Intel	278	12,279
QUALCOMM	298	50,452
Skyworks Solutions	57	6,174
TE Connectivity	159	23,093

		122,551

MATERIALS — 10.0%
Alcoa	1,161	39,230
Celanese, Cl A	79	13,577
Dow	547	31,688
International Flavors & Fragrances	141	12,125
LyondellBasell Industries, Cl A	252	25,774

		122,394

TOTAL COMMON STOCK (Cost $1,036,710)		1,238,590

TOTAL INVESTMENTS— 101.1% (Cost $1,036,710)		$1,238,590

Percentages are based on Net Assets of $1,225,377.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ARG-QH-001-0600